Impairment of assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Disclosure of impairment loss and reversal of impairment loss	The following chart presents the changes on impairment losses during 2021:

	12.31.2020	Additions	Reversal	Amortization	12.31.2021
Cash-generating units
Mid-Size / Super Mid-Size Platform	60.4	—	(57.9)	(2.5)	—
Satellites	3.8	1.6	—	—	5.4

	64.2	1.6	(57.9)	(2.5)	5.4

Allocation of impairment losses
Fixed assets - Machinery and equipment	11.3				—
Fixed assets - Tooling	1.5				—
Intangibles - Internally developed	51.4				5.4

	64.2				5.4

Operating segments (Note 3 6 )
Executive Aviation	60.4				—
Defense & Security	3.8				5.4

	64.2				5.4

E2 Platform [Member]
Statement [Line Items]
Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test

Key assumption	Factor	Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 287 to US$ 175

Discount rate	9.9%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 287 to US$ 158

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.2177	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 99